INCOME TAXES - Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Total interest and penalties in the Consolidated Balance Sheet at January 1, Pretax	$ 118	$ 100	$ 103
Total interest and penalties in the Consolidated Statement of Income, Pretax	32	14	(4)
Total interest and penalties in the Consolidated Balance Sheet at December 31, Pretax	214	118	100
Reconciliation of Unrecognized Tax Benefits, Including Amounts Pertaining to Examined Tax Returns, Net of Tax [Roll Forward]
Total interest and penalties in the Consolidated Balance Sheet at January 1, Net of tax	96	82	85
Total interest and penalties in the Consolidated Statement of Income, Net of tax	24	10	(4)
Total interest and penalties in the Consolidated Balance Sheet at December 31, Net of tax	164	96	82
Foreign penalties included in total interest and penalties in the balance sheet	3	4	3
State penalties included in total interest and penalties	$ 0	$ 1	$ 1